Cover	Mar. 14, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 14, 2023
Entity File Number	0-21360
Entity Registrant Name	SHOE CARNIVAL, INC.
Entity Central Index Key	0000895447
Entity Tax Identification Number	35-1736614
Entity Incorporation, State or Country Code	IN
Entity Address, Address Line One	7500 East Columbia Street
Entity Address, City or Town	Evansville
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	47715
City Area Code	812
Local Phone Number	867-4034
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	SCVL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--01-28